Consolidated Statements of Changes In Equity - RUB (₽) ₽ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Equity settled employee benefits reserves [member]	Other capital reserves [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2019	₽ 817	₽ 6	₽ 32,053		₽ 541	₽ 1,043	₽ (32,826)
Loss for the year	(22,264)						(22,264)
Other comprehensive income	0
Total comprehensive income for the year	(22,264)						(22,264)
Issue of ordinary shares, net of transaction costs (Note 24)	101,358	5	101,353
Issue of shares upon exercise of share-based awards (note 24)			33		(33)
Share-based compensation expense (note 30)	644				644
Convertible loans	(1,298)					(1,043)	(255)
Ending Balance at Dec. 31, 2020	79,257	11	133,439	₽ 0	1,152		(55,345)
Loss for the year	(56,779)						(56,779)
Other comprehensive income	(3)					(3)
Total comprehensive income for the year	(56,782)					(3)	(56,779)
Issue of shares upon exercise of share-based awards (note 24)	313		1,485		(1,172)
Issue of shares to employee benefit trust (note 24)		1		(1)
Share-based compensation expense (note 30)	7,820				7,820
Ending Balance at Dec. 31, 2021	30,608	12	134,924	(1)	7,800	(3)	(112,124)
Loss for the year	(58,187)						(58,187)
Other comprehensive income	(67)					(67)
Total comprehensive income for the year	(58,254)					(67)	(58,187)
Issue of shares upon exercise of share-based awards (note 24)			599		(599)
Share-based compensation expense (note 30)	10,999				10,999
Ending Balance at Dec. 31, 2022	₽ (16,647)	₽ 12	₽ 135,523	₽ (1)	₽ 18,200	₽ (70)	₽ (170,311)